UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21199 and 811-21298

Name of Fund: BBIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Treasury Fund and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 03/31/2014

Item 1 – Report to Stockholders

MARCH 31, 2014

ANNUAL REPORT

BBIF Government Securities Fund

BBIF Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	ANNUAL REPORT	MARCH 31, 2014

Shareholder Letter

Dear Shareholder,

One year ago, U.S. financial markets were improving despite a sluggish global economy, as easy monetary policy provided investors with enough conviction to take on more risk in their portfolios. Slow but positive growth in the U.S. was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue to maintain its aggressive monetary stimulus programs.

Sentiment swiftly reversed in May when then-Fed Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs—comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported the markets. Emerging markets, which are more sensitive to changes in global liquidity, were particularly hurt by the prospect of ebbing cash flows from the U.S. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed during the autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally relieved from the anxiety that had gripped them for quite some time.

The start of the new year brought another turn in sentiment, as heightened risks in emerging markets and mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from the Fed’s new Chairwoman, Janet Yellen. While U.S. economic data pointed to softer growth, investors viewed this trend as temporarily driven by poor winter weather and continued adding risk to their portfolios on the belief that growth would pick up in the coming months. In March, markets focused on decelerating growth in China and tensions between Russia and Ukraine over the disputed region of Crimea. Additionally, investors were caught off guard by a statement from Chairwoman Yellen indicating that the Fed may raise short-term interest rates earlier than the markets had previously forecasted. Bond markets came under pressure as the middle of the yield curve vaulted higher in response to the unexpected shift in forward guidance.

Against a backdrop of modest economic growth, investors over the past year remained highly attuned to potential changes in monetary policy. Despite the fact that markets were gearing up for a modest shift toward tighter conditions from the Fed, equity markets in the developed world generated strong returns for the six- and 12-month periods ended March 31, with stocks in the United States performing particularly well. In contrast, emerging markets were weighed down by concerns about reduced global liquidity, severe currency weakness, high levels of debt and uneven growth.

Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market experienced heightened volatility and poor performance over the reporting period. High yield bonds, however, benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	12.51%	21.86%
U.S. small cap equities (Russell 2000® Index)	9.94	24.90
International equities (MSCI Europe, Australasia, Far East Index)	6.41	17.56
Emerging market equities (MSCI Emerging Markets Index)	1.39	(1.43)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.07
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.85	(4.38)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.70	(0.10)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.91	0.31
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.66	7.53

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2014

Against a backdrop of continued moderate economic growth, low inflation and persistently high unemployment, the Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% during the 12-month period ended March 31, 2014. After buying securities at a pace of $85 billion per month over the previous year, the FOMC altered course in December 2013. Citing the “cumulative progress toward maximum employment and the improvement in the outlook for labor market conditions,” the FOMC announced it would begin reducing the pace of its monthly purchases by $10 billion to a rate of $75 billion per month, beginning in January 2014. The FOMC held to this new course in 2014, paring its monthly purchases by an additional $10 billion at its regular meetings in January and March. Janet L. Yellen replaced Ben Bernanke as the Chair of the Board of Governors of the Federal Reserve in February. Yellen, who acted as vice chair under Bernanke, is expected to follow his approach of maintaining low short-term rates while continuing to reduce the FOMC’s monthly bond purchases at a measured pace.

In Europe, sub-par growth and a weak inflation environment compelled policymakers to employ an increasingly accommodative monetary policy throughout the period. Early in the second quarter of 2013, the eurozone was grappling with the aftermath of a severe banking crisis in Cyprus. Financial markets normalized when European and Cypriot officials ultimately agreed upon a controversial plan to impose a levy on bank depositors as a condition for the country to preserve its membership in the euro currency bloc. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as this was seen as an endorsement by German voters of her strong support of the euro. Ongoing efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At the same time, inflation measures drifted lower, falling to 0.7% in October, less than half the ECB’s target rate. These conditions prompted the ECB to cut its main refinancing rate to 0.25% from 0.50% in November. Since then, ECB President Mario Draghi has repeatedly suggested that the central bank is ready to act aggressively if needed; thus far, however, the ECB has refrained from taking any further actions to stimulate the eurozone economy.

Late in the third quarter, the U.S. Federal Reserve introduced a fixed-rate reverse repurchase agreement (“repo”) facility in which select counterparties can lend U.S. dollars overnight to the Fed. Over the following six months, the Fed increased the maximum bid per counterparty from the initial amount of $500 million to $7 billion and increased the offered rate from 0.01% to 0.05%. Usage of this facility increased gradually to an average of $86 billion per day during the month of March. On March 31st, the facility generated a record one-day total of $242 billion in repo transactions as dealers reduced their inventories and collateral in the repo market became scarce.

London Interbank Offered Rates (“LIBOR”) notched lower over the 12 months due in large part to central bank liquidity measures, coupled with decreasing supply in the money market space. Benchmark three-month LIBOR fell by 0.05% to end the period at 0.23% — a historic low amid commercial banks extending to longer maturity dates or shifting funding needs away from the short-term wholesale markets. Other short-term rates, including U.S. Treasury bills, ground lower over the period as demand continued to outweigh supply. Yields on 3-month U.S. Treasury bills declined from 0.06% over the 12-month period to 0.03% as of March 31st. U.S. Treasury bills outstanding declined by $139 billion as the federal budget deficit improved and the U.S. Treasury cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) — the first new structure issued in almost 17 years. FRN issuance totaled $41 billion in the first quarter of 2014. Much of the void resulting from the decline in supply has been filled with utilization of the Fed’s fixed-rate reverse repo facility, which has proven very popular with investors, particularly at calendar quarter-ends. A fully operational facility is expected to figure prominently in eventual decisions by policymakers to raise interest rates.

In the short-term tax-exempt market, conditions remained stable for yet another year as tax-exempt money fund industry assets declined by only 1.0% over the 12-month period to $269 billion as of March 31, 2014. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged between a high of 0.23% and an all-time low of 0.03%, averaging 0.08% for the 12-month period. The sustained downward pressure on SIFMA Index levels is a reflection of the increasing prevalence of non-traditional buyers in the market and the continued demand by money market funds which saw a stabilization in assets over the past two years.

Although Janet Yellen has been installed as the new Chair of the Federal Reserve, the policy of easy money has not changed. This has kept rates on taxable overnight repos low by historical measures. Given the low levels on taxable repos, tax-exempt VRDNs remain attractive as an alternative investment for taxable money funds. This cross over demand, coupled with the natural demand from tax-exempt money funds, has placed undue pressure on VRDN yields as evidenced by the prolonged low levels of the SIFMA Index.

April 15th brings the annual tax season, during which tax-exempt money funds typically experience large outflows due to shareholders redeeming shares to pay their federal and state income tax bills. Tax season rolls into “note season” in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given continued austerity measures at state and local municipalities, spending has been limited as well as the need for debt issuance. As such, supply of new-issue, one-year fixed-rate notes has diminished. Generally speaking, municipal money market funds tend to take advantage of note season to extend their weighted average maturity, pick up yield and diversify beyond bank exposure in the form of credit enhancement. This year, we expect investor demand for one-year notes will be stronger than in previous years. Given expectations that the end of the FOMC’s current monetary policy is on the horizon, issuers may need to offer greater yield premiums to entice buyers to extend out to the full year maturity, thereby steepening the yield curve.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	ANNUAL REPORT	MARCH 31, 2014

Fund Information as of March 31, 2014

BBIF Government Securities Fund

BBIF Government Securities Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

BBIF Treasury Fund

BBIF Treasury Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

ANNUAL REPORT	MARCH 31, 2014	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2013 and held through March 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
BBIF Government Securities Fund
Class 1	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.63	$0.30	0.06%
Class 2	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.63	$0.30	0.06%
Class 3	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.63	$0.30	0.06%
Class 4	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.63	$0.30	0.06%
BBIF Treasury Fund
Class 1	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.68	$0.25	0.05%
Class 2	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.68	$0.25	0.05%
Class 3	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.68	$0.25	0.05%
Class 4	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.68	$0.25	0.05%
[1]	For each class of the Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense examples reflect the net expenses of both the Funds and the master funds in which they invest.
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
6	ANNUAL REPORT	MARCH 31, 2014

Statements of Assets and Liabilities
March 31, 2014	BBIF Government Securities Fund	BBIF Treasury Fund

Assets
Investments at value – Master Government Securities LLC and Master Treasury LLC (each, a “Master LLC” or collectively, the “Master LLCs”), respectively[1]	$260,088,028	$726,211,186
Capital shares sold receivable	1,695,433	402,708
Prepaid expenses	12,944	5,415
Total assets	261,796,405	726,619,309

Liabilities
Contributions payable to the Master LLC	1,695,433	402,708
Administration fees payable	3,267	—
Service fees payable	—	153
Officer’s fees payable	—	91
Other accrued expenses payable	33,937	31,880
Total liabilities	1,732,637	434,832
Net Assets	$260,063,768	$726,184,477

Net Assets Consist of
Paid-in capital[2,3]	$260,062,354	$726,168,965
Undistributed net investment income	104	—
Accumulated net realized gain allocated from the Master LLC	1,310	15,512
Net Assets	$260,063,768	$726,184,477

Net Asset Value
Class 1
Net assets	$6,922,735	$24,806,369
Shares outstanding	6,922,697	24,805,890
Net asset value	$1.00	$1.00
Class 2
Net assets	$16,553,673	$47,660,037
Shares outstanding	16,553,582	47,659,010
Net asset value	$1.00	$1.00
Class 3
Net assets	$59,541,758	$277,444,311
Shares outstanding	59,541,428	277,438,460
Net asset value	$1.00	$1.00
Class 4
Net assets	$177,045,602	$376,273,760
Shares outstanding	177,044,649	376,265,606
Net asset value	$1.00	$1.00
[1] Investments at cost – from the applicable Master LLC	$260,088,028	$726,211,186
[2] Shares authorized	unlimited	unlimited
[3] Par value per share	$0.10	$0.10

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2014	7

Statements of Operations
Year Ended March 31, 2014	BBIF Government Securities Fund	BBIF Treasury Fund

Investment Income
Net investment income allocated from the applicable Master LLC:
Interest	$143,543	$456,582
Expenses	(550,989)	(1,395,241)
Fees waived	473,117	1,129,517
Total income	65,671	190,858

Fund Expenses
Administration	505,770	1,891,019
Service and distribution – Class 1	104,568	229,001
Service and distribution – Class 2	120,279	358,362
Service and distribution – Class 3	231,818	840,814
Service and distribution – Class 4	410,586	1,678,106
Transfer agent – Class 1	1,915	4,485
Transfer agent – Class 2	988	2,245
Transfer agent – Class 3	1,340	3,619
Transfer agent – Class 4	1,525	4,650
Registration	84,108	154,778
Professional	21,763	22,269
Printing	6,273	5,448
Officer	2	99
Miscellaneous	13,387	15,888
Total expenses	1,504,322	5,210,783
Less fees waived by administrator	(502,413)	(1,891,019)
Less service and distribution fees waived – Class 1	(104,568)	(229,001)
Less service and distribution fees waived – Class 2	(120,279)	(358,362)
Less service and distribution fees waived – Class 3	(231,818)	(840,814)
Less service and distribution fees waived – Class 4	(410,586)	(1,678,106)
Transfer agent fees reimbursed – Class 1	(1,915)	(4,485)
Transfer agent fees reimbursed – Class 2	(988)	(2,245)
Transfer agent fees reimbursed – Class 3	(1,340)	(3,619)
Transfer agent fees reimbursed – Class 4	(1,525)	(4,650)
Less other expenses waived and/or reimbursed by administrator – Class 1	(3,284)	(323)
Less other expenses waived and/or reimbursed by administrator – Class 2	(6,988)	(549)
Less other expenses waived and/or reimbursed by administrator – Class 3	(24,894)	(2,377)
Less other expenses waived and/or reimbursed by administrator – Class 4	(28,162)	(4,704)
Total expenses after fees waived and/or reimbursed	65,562	190,529
Net investment income	109	329

Realized Gain Allocated from the applicable Master LLC
Net realized gain from investments	6,267	52,194
Net Increase in Net Assets Resulting from Operations	$6,376	$52,523

See Notes to Financial Statements.

8	ANNUAL REPORT	MARCH 31, 2014

Statements of Changes in Net Assets
	BBIF Government Securities Fund		BBIF Treasury Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013

Operations
Net investment income	$109	$178	$329	$213
Net realized gain	6,267	21,995	52,194	46,496
Net increase in net assets resulting from operations	6,376	22,173	52,523	46,709

Dividends and Distributions to Shareholders From[1]
Net investment income:
Class 1	(6)	(7)	(10)	(11)
Class 2	(11)	(13)	(23)	(30)
Class 3	(37)	(44)	(99)	(66)
Class 4	(66)	(114)	(197)	(231)
Net realized gain:
Class 1	(544)	(312)	(1,058)	(712)
Class 2	(1,299)	(601)	(3,205)	(2,033)
Class 3	(4,593)	(3,218)	(15,597)	(9,211)
Class 4	(6,377)	(7,919)	(30,146)	(25,389)
Decrease in net assets resulting from dividends and distributions to shareholders	(12,933)	(12,228)	(50,335)	(37,683)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	68,786,249	(218,987,786)	(181,051,329)	(353,005,826)

Net Assets
Total increase (decrease) in net assets	68,779,692	(218,977,841)	(181,049,141)	(352,996,800)
Beginning of year	191,284,076	410,261,917	907,233,618	1,260,230,418
End of year	$260,063,768	$191,284,076	$726,184,477	$907,233,618
Undistributed net investment income, end of year	$104	$115	$—	$—
[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2014	9

Financial Highlights	BBIF Government Securities Fund
	Class 1									Class 2
	Year Ended March 31,									Year Ended March 31,
	2014		2013		2012		2011		2010	2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	(0.0000)[3]	0.0000 [1]
Net realized gain	0.0001		0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0001		0.0000	[1]	0.0000	[1]	0.0001	0.0000 [1]
Net increase from investment operations	0.0001		0.0000		0.0000		0.0001		0.0001	0.0001		0.0000		0.0000		0.0001	0.0000
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	(0.0002)
Net realized gain	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)	(0.0000)[3]
Total dividends and distributions	(0.0001)		(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0001)		(0.0000)		(0.0000)		(0.0001)	(0.0002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%		0.00%		0.00%		0.01%		0.02%	0.01%		0.00%		0.00%		0.01%	0.02%

Ratios to Average Net Assets[5]
Total expenses	1.37%	[6]	1.40%	[6]	1.41%	[6]	1.46%	[6]	1.50%	1.03%	[6]	1.06%	[6]	1.05%	[6]	1.13% [6]	1.18%
Total expenses after fees waived and/or reimbursed	0.07%	[6]	0.14%	[6]	0.07%	[6]	0.18%	[6]	0.22%	0.07%	[6]	0.14%	[6]	0.07%	[6]	0.18% [6]	0.21%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.00%	[6]	0.00%	[6]	0.00%	[6]	(0.00)% [6]	0.00%

Supplemental Data
Net assets, end of year (000)	$6,923		$12,860		$8,850		$7,132		$13,270	$16,554		$16,611		$42,220		$48,804	$60,953
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.23%, 0.20%, 0.24% and 0.21% for the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

10	ANNUAL REPORT	MARCH 31, 2014

Financial Highlights (concluded)	BBIF Government Securities Fund
	Class 3									Class 4
	Year Ended March 31,									Year Ended March 31,
	2014		2013		2012		2011		2010	2014		2013		2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]
Net realized gain	0.0001		0.0000	[1]	0.0000	[1]	0.0001		0.0000 [1]	0.0001		0.0000	[1]	0.0000	[1]	0.0001		0.0000 [1]
Net increase from investment operations	0.0001		0.0000		0.0000		0.0001		0.0000	0.0001		0.0000		0.0000		0.0001		0.0000
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)
Net realized gain	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]
Total dividends and distributions	(0.0001)		(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0001)		(0.0000)		(0.0000)		(0.0001)		(0.0002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.01%		0.00%		0.00%		0.01%		0.02%	0.01%		0.00%		0.00%		0.01%		0.02%

Ratios to Average Net Assets[5]
Total expenses	0.73%	[6]	0.75%	[6]	0.74%	[6]	0.83%	[6]	0.88%	0.71%	[6]	0.74%	[6]	0.74%	[6]	0.81%	[6]	0.87%
Total expenses after fees waived and/or reimbursed	0.07%	[6]	0.14%	[6]	0.07%	[6]	0.18%	[6]	0.21%	0.07%	[6]	0.14%	[6]	0.07%	[6]	0.18%	[6]	0.22%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%

Supplemental Data
Net assets, end of year (000)	$59,542		$58,380		$104,375		$94,019		$135,353	$177,046		$103,434		$254,817		$138,105		$150,166
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.23%, 0.20%, 0.24% and 0.21% for the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2014	11

Financial Highlights	BBIF Treasury Fund
	Class 1									Class 2
	Year Ended March 31,									Year Ended March 31,
	2014		2013		2012		2011		2010	2014		2013		2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001
Net realized gain	0.0001		0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0001		0.0000	[1]	0.0000	[1]	0.0001		0.0001
Net increase from investment operations	0.0001		0.0000		0.0000		0.0001		0.0001	0.0001		0.0000		0.0000		0.0001		0.0002
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)
Net realized gain	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]
Total dividends and distributions	(0.0001)		(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0001)		(0.0000)		(0.0000)		(0.0001)		(0.0002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.01%		0.00%		0.00%		0.01%		0.02%	0.01%		0.00%		0.00%		0.01%		0.03%

Ratios to Average Net Assets[5]
Total expenses	1.32%	[6]	1.38%	[6]	1.34%	[6]	1.41%	[6]	1.45%	0.99%	[6]	1.03%	[6]	1.00%	[6]	1.08%	[6]	1.12%
Total expenses after fees waived and/or reimbursed	0.06%	[6]	0.10%	[6]	0.05%	[6]	0.16%	[6]	0.20%	0.06%	[6]	0.10%	[6]	0.05%	[6]	0.16%	[6]	0.20%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.01%

Supplemental Data
Net assets, end of year (000)	$24,806		$48,714		$16,837		$15,797		$25,132	$47,660		$54,826		$108,916		$124,947		$160,005
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.11%, 0.15% and 0.08%, for the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

12	ANNUAL REPORT	MARCH 31, 2014

Financial Highlights (concluded)	BBIF Treasury Fund
	Class 3									Class 4
	Year Ended March 31,									Year Ended March 31,
	2014		2013		2012		2011		2010	2014		2013		2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001
Net realized gain	0.0001		0.0000	[1]	0.0000	[1]	0.0001		0.0001	0.0001		0.0000	[1]	0.0000	[1]	0.0001		0.0001
Net increase from investment operations	0.0001		0.0000		0.0000		0.0001		0.0002	0.0001		0.0000		0.0000		0.0001		0.0002
Dividends and distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0002)
Net realized gain	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]	(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)		(0.0000)[3]
Total dividends and distributions	(0.0001)		(0.0000)		(0.0000)		(0.0001)		(0.0002)	(0.0001)		(0.0000)		(0.0000)		(0.0001)		(0.0002)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.01%		0.00%		0.00%		0.01%		0.03%	0.01%		0.00%		0.00%		0.01%		0.03%

Ratios to Average Net Assets[5]
Total expenses	0.68%	[6]	0.73%	[6]	0.69%	[6]	0.78%	[6]	0.81%	0.68%	[6]	0.72%	[6]	0.69%	[6]	0.78%	[6]	0.81%
Total expenses after fees waived and/or reimbursed	0.06%	[6]	0.10%	[6]	0.05%	[6]	0.16%	[6]	0.20%	0.06%	[6]	0.10%	[6]	0.04%	[6]	0.15%	[6]	0.19%
Net investment income	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.01%	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.01%

Supplemental Data
Net assets, end of year (000)	$277,444		$243,886		$387,165		$405,216		$445,844	$376,274		$559,807		$747,313		$454,484		$547,903
[1]	Amount is less than $0.00005 per share.
[2]	Determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[6]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.14%, 0.11%, 0.15% and 0.08%, for the years ended March 31, 2014, March 31, 2013, March 31, 2012 and March 31, 2011, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2014	13

Notes to Financial Statements	BBIF Government Securities Fund and BBIF Treasury Fund

1. Organization:

BBIF Government Securities Fund and BBIF Treasury Fund (collectively the “Funds” or individually a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Each Fund is organized as a Massachusetts business trust. BBIF Government Securities Fund and BBIF Treasury Fund seek to achieve their investment objectives by investing all of their assets in Master Government Securities LLC and Master Treasury LLC, respectively, each an affiliate of the Funds and each of which has the same investment objectives and strategies as the corresponding Fund. Each Master LLC is organized as a Delaware limited liability company. The value of each Fund’s investment in the respective Master LLC reflects the Fund’s proportionate interest in the net assets of the respective Master LLC. The performance of each Fund is directly affected by the performance of the respective Master LLC. The percentage of each Master LLC owned by the corresponding Fund at March 31, 2014 was 40.6% for BBIF Government Securities Fund and 38.7% for BBIF Treasury Fund. As such, the financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds offer multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the shareholder servicing and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Boards of Trustees of the Funds and the Boards of Directors of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. The Funds record their investment in the respective Master LLC at fair value based on each Fund’s proportionate interest in the net assets of the respective Master LLC. Valuation of securities held by the Master LLCs is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLCs are accounted for on a trade date basis. Each Fund records daily its proportionate share of the respective Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid daily. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. This amount, if any, is shown as interest in the Statements of Operations.

14	ANNUAL REPORT	MARCH 31, 2014

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Funds’ net assets. The Funds do not pay an investment advisory fee or investment management fee.

Each Fund entered into a Distribution Agreement and separate Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service Fee	Distribution Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Funds have entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLCs, to ensure that the net expenses for BBIF Government Securities Fund’s Class 2 Shares are 0.32% higher than those of BIF Government Securities Fund and the net expenses for BBIF Treasury Fund’s Class 2 Shares are 0.35% higher than those of BIF Treasury Fund, and the net expenses of the Class 3 and Class 4 Shares of the Funds are equal to those of BIF Government Securities Fund and BIF Treasury Fund, respectively. The fee/expense waiver or reimbursement includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2014 unless approved by the Board of Directors, including a majority of the Independent Directors. These amounts are included in service and distribution fees waived — class specific in the Statements of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by administrator, other expenses waived and/or reimbursed by administrator — class specific, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which are included in officer in the Statements of Operations.

4. Income Tax Information:

The tax character of distributions paid during the fiscal years ended March 31, 2014 and March 31, 2013 was as follows:

		BBIF Government Securities Fund	BBIF Treasury Fund
Ordinary income	3/31/14	$12,933	$50,335

	3/31/13	$12,228	$37,683

As of March 31, 2014, the tax components of accumulated net earnings were as follows:

		BBIF Government Securities Fund	BBIF Treasury Fund
Undistributed ordinary income		$1,414	$15,512

As of March 31, 2014, there were no significant differences between the book and tax components of net assets.

ANNUAL REPORT	MARCH 31, 2014	15

Notes to Financial Statements (concluded)	BBIF Government Securities Fund and BBIF Treasury Fund

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

	BBIF Government Securities Fund		BBIF Treasury Fund
	Year Ended March 31,		Year Ended March 31,
	2014	2013	2014	2013
Class 1
Shares sold	147,169,136	139,685,433	365,575,113	499,874,496
Shares issued to shareholders in reinvestment of dividends and distributions	545	312	1,060	715
Shares redeemed	(153,106,554)	(135,675,893)	(389,483,737)	(467,998,980)
Net increase (decrease)	(5,936,873)	4,009,852	(23,907,564)	31,876,231

Class 2
Shares sold	114,738,394	146,005,254	341,318,589	472,360,212
Shares issued to shareholders in reinvestment of dividends and distributions	1,299	601	3,205	2,033
Shares redeemed	(114,796,135)	(171,615,448)	(348,487,914)	(526,447,798)
Net decrease	(56,442)	(25,609,593)	(7,166,120)	(54,085,553)

Class 3
Shares sold	358,860,699	407,430,035	1,475,666,451	1,475,435,321
Shares issued to shareholders in reinvestment of dividends and distributions	4,603	3,233	15,632	9,257
Shares redeemed	(357,701,120)	(453,432,660)	(1,442,126,470)	(1,618,719,285)
Net increase (decrease)	1,164,182	(45,999,392)	33,555,613	(143,274,707)

Class 4
Shares sold	1,418,076,408	2,013,984,834	4,258,562,248	4,470,300,552
Shares issued to shareholders in reinvestment of dividends and distributions	6,408	7,988	30,277	25,597
Shares redeemed	(1,344,467,434)	(2,165,381,475)	(4,442,125,783)	(4,657,847,946)
Net increase (decrease)	73,615,382	(151,388,653)	(183,533,258)	(187,521,797)
Total Net Increase (Decrease)	68,786,249	(218,987,786)	(181,051,329)	(353,005,826)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	ANNUAL REPORT	MARCH 31, 2014

Report of Independent Registered Public Accounting Firm	BBIF Government Securities Fund and BBIF Treasury Fund

To the Shareholders and Boards of Trustees of BBIF Government Securities Fund and BBIF Treasury Fund:

We have audited the accompanying statements of assets and liabilities of BBIF Government Securities Fund and BBIF Treasury Fund (the “Funds”) as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BBIF Government Securities Fund and BBIF Treasury Fund as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 22, 2014

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended March 31, 2014.

	BBIF Government Securities Fund	BBIF Treasury Fund
Federal Obligation Interest[1]	0.56%	0.65%
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[2]	100.00%	100.00%
[1]	The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.
[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
ANNUAL REPORT	MARCH 31, 2014	17

Master LLC Portfolio Information as of March 31, 2014	Master Government Securities LLC and Master Treasury LLC

Portfolio Composition

Master Government Securities LLC	Percent of Net Assets
U.S. Treasury Obligations	65%
Repurchase Agreements	36
Liabilities in Excess of Other Assets	(1)
Total	100%

Master Treasury LLC	Percent of Net Assets
U.S. Treasury Obligations	111%
Liabilities in Excess of Other Assets	(11)
Total	100%
18	ANNUAL REPORT	MARCH 31, 2014

Schedule of Investments March 31, 2014	Master Government Securities LLC (Percentages shown are based on Net Assets)
U.S. Treasury Obligations – 65.2%	Par (000)	Value
U.S. Treasury Bills (a):
0.04% - 0.13%, 4/24/14	$39,200	$39,198,211
0.08%, 5/08/14	15,000	14,998,733
0.09% - 0.10%, 5/15/14	39,500	39,495,120
0.05%, 5/22/14	50,000	49,996,569
0.05%, 5/29/14	3,600	3,599,720
0.05% - 0.10%, 6/05/14	41,000	40,994,400
0.09%, 6/19/14	27,000	26,994,600
0.09%, 7/03/14	30,000	29,993,054
0.09%, 7/10/14	23,000	22,994,192
0.06%, 7/17/14	25,000	24,995,312
0.08%, 8/28/14	10,000	9,996,667
0.08%, 9/25/14	15,000	14,994,067
0.07%, 10/02/14	10,000	9,996,588
U.S. Treasury Notes:
1.25%, 4/15/14	15,000	15,007,019
0.25%, 4/30/14	20,950	20,951,896
0.25% - 2.25%, 5/31/14	10,600	10,611,323
0.63%, 7/15/14	9,357	9,370,499
0.38%, 11/15/14	6,067	6,076,870
0.25%, 11/30/14	4,290	4,294,058
0.25%, 1/15/15	12,580	12,592,298
0.25%, 1/31/15	3,379	3,382,172
0.10%, 1/31/16 (b)	6,625	6,622,040
Total U.S. Treasury Obligations – 65.2%		417,155,408

Repurchase Agreements – 35.9%
Barclays Capital, Inc., 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,033, collateralized by a U.S. Treasury Note, 3.63%, due 2/15/44, original par and fair value of $20,088,700 and $20,400,056, respectively)	20,000	20,000,000
Total Value of Barclays Capital, Inc. (collateral value of $20,400,056)		20,000,000
BNP Paribas Securities Corp., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $10,000,014, collateralized by a U.S. Treasury Note, 0.13%, due 4/15/18, original par and fair value of $9,858,800 and $10,200,068, respectively)	10,000	10,000,000
BNP Paribas Securities Corp., 0.05%, 4/04/14 (Purchased on 3/04/14 to be repurchased at $16,325,703, collateralized by various U.S. Treasury Obligations, 0.00%, due 2/15/18 to 2/15/43, original par and fair value of $31,706,213 and $16,651,501, respectively) (c)	16,325	16,325,000
Total Value of BNP Paribas Securities Corp. (collateral value of $26,851,569)		26,325,000
Citigroup Global Markets, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $16,000,022, collateralized by various U.S. Treasury Obligations, 0.00% to 4.63%, due 11/15/16 to 11/15/41, original par and fair value of $18,348,824 and $16,320,001, respectively)	16,000	16,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $16,320,001)		16,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,028, collateralized by various U.S. Treasury Obligations, 0.63% to 1.13%, due 1/15/21 to 1/15/24, original par and fair value of $19,225,000 and $20,401,772, respectively)	$20,000	$20,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $20,401,772)		20,000,000
Deutsche Bank Securities, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $7,902,011, collateralized by a U.S. Treasury Note, 0.00%, due 8/14/14, original par and fair value of $8,062,000 and $8,060,130, respectively)	7,902	7,902,000
Deutsche Bank Securities, Inc., 0.05%, 4/04/14 (Purchased on 3/04/14 to be repurchased at $17,960,773, collateralized by various U.S. Treasury Obligations, 0.00% to 1.75%, due 5/29/14 to 2/15/40, original par and fair value of $41,379,112 and $18,319,208, respectively) (c)	17,960	17,960,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $26,379,338)		25,862,000
HSBC Securities (USA), Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $10,000,014, collateralized by a U.S. Treasury Note, 3.13%, due 2/15/2042, original par and fair value of $10,945,000 and $10,201,598, respectively)	10,000	10,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $10,201,598)		10,000,000
J.P. Morgan Securities LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,028, collateralized by a U.S. Treasury Note, 4.00%, due 8/15/2018, original par and fair value of $18,360,000 and $20,400,014, respectively)	20,000	20,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $20,400,014)		20,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,028, collateralized by a U.S. Treasury Note, 0.00%, due 2/15/2025, original par and fair value of $28,302,280 and $20,400,000, respectively)	20,000	20,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $20,400,000)		20,000,000
Morgan Stanley & Co. LLC, 0.06%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,033, collateralized by a U.S. Treasury Note, 2.00%, due 4/30/2016, original par and fair value of $19,623,073 and $20,400,000, respectively)	20,000	20,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $20,400,000)		20,000,000

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2014	19

Schedule of Investments (concluded)	Master Government Securities LLC (Percentages shown are based on Net Assets)
Repurchase Agreements	Par (000)	Value
RBC Capital Markets, LLC, 0.04%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,022, collateralized by various U.S. Treasury Obligations, 0.00% to 1.00%, due 5/15/14 to 3/31/18, original par and fair value of $20,392,801 and $20,400,030, respectively)	$20,000	$20,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $20,400,030)		20,000,000
SG Americas Securities LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $12,000,017, collateralized by a U.S. Treasury Note, 3.13%, due 1/31/2017, original par and fair value of $11,454,100 and $12,240,003, respectively)	12,000	12,000,000
Total Value of SG Americas Securities LLC (collateral value of $12,240,003)		12,000,000

Repurchase Agreements	Par (000)	Value
UBS Securities LLC, 0.05%, 4/01/14 (Purchased on 3/31/14 to be repurchased at $20,000,028, collateralized by various U.S. Treasury Obligations, 0.00% to 0.38%, due 8/15/15 to 11/15/43, original par and fair value of $39,094,938 and $20,400,008, respectively)	$20,000	$20,000,000
Total Value of UBS Securities LLC (collateral value of $20,400,008)		20,000,000
Total Repurchase Agreements – 35.9%		230,187,000
Total Investments (Cost – $647,342,408*) – 101.1%		647,342,408
Liabilities in Excess of Other Assets – (1.1)%		(7,178,640)
Net Assets – 100.0%		$640,163,768

Notes to Schedule of Investments

*	Cost for federal income tax purposes
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Maturity shown is the date the principal owed can be recovered through demand.
•
Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	–	$647,342,408	–	$647,342,408

1 See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Master LLC’s liabilities approximates fair value for financial statement purposes. As of March 31, 2014, bank overdraft of $1,143 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

20	ANNUAL REPORT	MARCH 31, 2014

Schedule of Investments March 31, 2014	Master Treasury LLC (Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.04% - 0.05%, 4/03/14	$197,257	$197,256,283
0.02% - 0.06%, 4/10/14	444,681	444,675,480
0.03% - 0.06%, 5/01/14	150,000	149,995,793
0.03% - 0.08%, 5/08/14	214,356	214,347,272
0.10%, 5/15/14	100,000	99,987,125
0.05% - 0.10%, 5/22/14	120,000	119,990,358
0.05%, 5/29/14	64,200	64,195,207
0.05%, 6/05/14	40,000	39,996,132
0.05%, 6/12/14	32,815	32,811,507
0.05% - 0.09%, 6/19/14	175,000	174,977,444
0.04% - 0.09%, 6/26/14	197,295	197,271,312
0.04% - 0.09%, 7/03/14	115,000	114,982,543
0.06%, 7/17/14	60,000	59,988,750

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a) (concluded):
0.09%, 9/11/14	$65,000	$64,974,090
0.08%, 9/18/14	10,000	9,996,200
0.08%, 9/25/14	15,000	14,994,067
U.S. Treasury Notes:
0.25%, 4/30/14	38,000	38,004,122
0.25%, 5/31/14	10,000	10,002,295
0.63%, 7/15/14	10,900	10,914,462
0.10%, 1/31/16 (b)	12,736	12,730,750
Total Investments (Cost – $2,072,091,192*) – 110.5%		2,072,091,192
Liabilities in Excess of Other Assets – (10.5)%		(197,586,079)
Net Assets – 100.0%		$1,874,505,113

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as report date.
•
Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	–	$2,072,091,192	–	$2,072,091,192
The carrying amount for certain of the Master LLC’s liabilities approximates fair value for financial statement purposes. As of March 31, 2014, bank overdraft of $8,351 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended March 31, 2014.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2014	21

Statements of Assets and Liabilities
March 31, 2014	Master Government Securities LLC	Master Treasury LLC
Assets
Investments at value – unaffiliated[1]	$417,155,408	$2,072,091,192
Repurchase agreements, at value – unaffiliated[2]	230,187,000	–
Contributions receivable from investors	2,710,510	402,708
Interest receivable	168,455	64,132
Prepaid expenses	3,447	10,307
Total assets	650,224,820	2,072,568,339

Liabilities
Bank overdraft	1,143	8,351
Investments purchased payable	9,996,588	197,989,073
Directors’ fees payable	5,811	15,609
Other affiliates payable	1,014	5,878
Investment advisory fees payable	35	38,640
Other accrued expenses payable	56,461	5,675
Total liabilities	10,061,052	198,063,226
Net Assets	$640,163,768	$1,874,505,113

Net Assets Consist of
Investors’ capital	$640,163,768	$1,874,505,113
[1] Investments at cost – unaffiliated	$417,155,408	$2,072,091,192
[2] Repurchase agreements at cost – unaffiliated	$230,187,000	–

See Notes to Financial Statements.

22	ANNUAL REPORT	MARCH 31, 2014

Statements of Operations
Year Ended March 31, 2014	Master Government Securities LLC	Master Treasury LLC
Investment Income
Interest	$392,765	$1,245,407

Expenses
Investment advisory	1,344,734	3,447,119
Custodian	53,666	61,196
Professional	52,592	54,978
Accounting services	45,579	138,647
Directors	22,174	67,916
Printing	2,417	948
Miscellaneous	11,663	23,770
Total expenses	1,532,825	3,794,574
Less fees waived by Manager	(1,315,806)	(3,071,084)
Less fees paid indirectly	(118)	(186)
Total expenses after fees waived and paid indirectly	216,901	723,304
Net investment income	175,864	522,103

Realized Gain
Net realized gain from investments	17,538	141,266
Net Increase in Net Assets Resulting from Operations	$193,402	$663,369

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2014	2013	2014	2013
Operations
Net investment income	$175,864	$378,509	$522,103	$926,882
Net realized gain	17,538	46,689	141,266	116,489
Net increase in net assets resulting from operations	193,402	425,198	663,369	1,043,371

Capital Transactions
Proceeds from contributions	3,661,948,379	4,413,995,582	9,499,699,101	10,935,669,633
Value of withdrawals	(3,523,476,939)	(4,656,068,634)	(10,114,167,781)	(11,594,978,915)
Net increase (decrease) in net assets derived from capital transactions	138,471,440	(242,073,052)	(614,468,680)	(659,309,282)

Net Assets
Total increase (decrease) in net assets	138,664,842	(241,647,854)	(613,805,311)	(658,265,911)
Beginning of year	501,498,926	743,146,780	2,488,310,424	3,146,576,335
End of year	$640,163,768	$501,498,926	$1,874,505,113	$2,488,310,424

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2014	23

Financial Highlights	Master Government Securities LLC
	Year Ended March 31,
	2014	2013	2012	2011	2010
Total Investment Return
Total investment return	0.04%	0.06%	0.04%	0.13%	0.18%

Ratios to Average Net Assets
Total expenses	0.27%	0.27%	0.27%	0.27%	0.26%
Total expenses after fees waived and paid indirectly	0.04%	0.08%	0.03%	0.06%	0.07%
Net investment income	0.03%	0.06%	0.04%	0.13%	0.14%

Supplemental Data
Net assets, end of year (000)	$640,164	$501,499	$743,147	$496,689	$680,465

	Master Treasury LLC
	Year Ended March 31,
	2014	2013	2012	2011	2010
Total Investment Return
Total Investment Return	0.03%	0.03%	0.03%	0.08%	0.10%

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.17%	0.18%	0.17%
Total expenses after fees waived and paid indirectly	0.04%	0.07%	0.02%	0.09%	0.14%
Net investment income	0.03%	0.03%	0.03%	0.06%	0.08%

Supplemental Data
Net assets, end of year (000)	$1,874,505	$2,488,310	$3,146,576	$2,626,224	$2,856,229

See Notes to Financial Statements.

24	ANNUAL REPORT	MARCH 31, 2014

Notes to Financial Statements	Master Government Securities LLC and Master Treasury LLC

1. Organization:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and are organized as Delaware limited liability companies. Each Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Master LLCs’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation: U.S. GAAP defines fair value as the price the Master LLCs would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLCs’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLC’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master LLC are charged to that Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLCs have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: The Master LLCs may enter into repurchase agreements. In a repurchase agreement, each Master LLC purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLCs’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, each Master LLC could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master LLCs under Master Repurchase Agreements (each an “MRA”). The MRA permits the Master LLCs, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master LLCs receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master LLCs would recognize a liability with respect to such excess collateral. The liability reflects the Master LLC’s obligation under bankruptcy law to return the excess to the counterparty.

ANNUAL REPORT	MARCH 31, 2014	25

Notes to Financial Statements (concluded)	Master Government Securities LLC and Master Treasury LLC

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Master LLCs entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLCs’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each Master LLC paid the Manager a monthly fee based on a percentage of each Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million – $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of the investment advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeder funds that invest in the Master LLCs to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager.

For the year ended March 31, 2014, the Master LLCs reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement to Manager
Master Government Securities LLC	$4,433
Master Treasury LLC	$19,509

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

5. Market and Credit Risk:

In the normal course of business, the Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLCs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLCs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLCs may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLCs have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLCs manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLCs’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master LLCs.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	ANNUAL REPORT	MARCH 31, 2014

Report of Independent Registered Public Accounting Firm	Master Government Securities LLC and Master Treasury LLC

To the Investors and Boards of Directors of Master Government Securities LLC and Master Treasury LLC:

We have audited the accompanying statements of assets and liabilities of Master Government Securities LLC and Master Treasury LLC (the “Master LLCs”), including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLCs’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLCs are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLCs’ internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Government Securities LLC and Master Treasury LLC as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
May 22, 2014

ANNUAL REPORT	MARCH 31, 2014	27

Officers and Directors
Name, Address and Year of Birth	Position(s) Held with Funds/ Master LLCs	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2002	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 155 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007
President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.
				33 RICs consisting of 155 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007
Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.
				33 RICs consisting of 155 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007
President, London Center for Policy Research since 2012; Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet services) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.
				33 RICs consisting of 155 Portfolios	None
Ian A. MacKinnon 55 East 52nd Street New York, NY 10055 1948	Director	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2002	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007
Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.
				33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None
28	ANNUAL REPORT	MARCH 31, 2014

Officers and Directors (continued)
Name, Address and Year of Birth	Position(s) Held with Funds/ Master LLCs	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007
President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.
				33 RICs consisting of 155 Portfolios	None
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007
Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate-past Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.
				33 RICs consisting of 155 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007
Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.
				33 RICs consisting of 155 Portfolios	None

[1]   Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]   Date shown is the earliest date a person has served for the Funds/Master LLCs covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Funds’/Master LLCs’ board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011
Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.
				144 RICs consisting of 333 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007
Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
				144 RICs consisting of 333 Portfolios	None

[3]   Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Funds/Master LLCs based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Funds/Master LLCs based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT	MARCH 31, 2014	29

Officers and Directors (concluded)
Name, Address and Year of Birth	Position(s) Held with Funds/ Master LLCs	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010
Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009
Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009
Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007
Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Benjamin Archibald 55 East 52nd Street New York, NY 10055 1975	Secretary	Since 2012
Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] Officers of the Funds/Master LLCs serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116
30	ANNUAL REPORT	MARCH 31, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds/Master LLCs file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	MARCH 31, 2014	31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or solicitation of an offer to buy shares of a Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in either of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all dividends and distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFGOVTR-3/14-AR

Item 2 –   Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –   Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BBIF Treasury Fund	$7,363	$7,363	$0	$0	$9,600	$9,600	$0	$0
Master Treasury LLC	$25,663	$25,663	$0	$0	$13,000	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the

2

operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BBIF Treasury Fund	$9,600	$9,600
Master Treasury LLC	$13,000	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,555,000 and $2,865,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –    Audit Committee of Listed Registrants – Not Applicable

Item 6 –    Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –    Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

3

Item 9 –    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –  Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –  Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –  Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund and Master Treasury LLC

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Treasury Fund and Master Treasury LLC

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Treasury Fund and Master Treasury LLC

Date: May 29, 2014

By:       /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BBIF Treasury Fund and Master Treasury LLC

Date: May 29, 2014

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